Summary of Significant Accounting Policies - Schedule of Revenue Type (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Revenue type:
Total revenue	¥ 413,922	$ 57,781	¥ 448,839
Out of Home Advertising [Member]
Revenue type:
Total revenue	356,893		302,376
Local Life - Retail Sales [Member]
Revenue type:
Total revenue	56,640		145,374
Local Life (non-retail) [Member]
Revenue type:
Total revenue	22		127
Others [Member]
Revenue type:
Total revenue	¥ 367		¥ 962